Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Taxes [line items]
Beginning balance	$ (8,939)	$ (9,518)	$ (10,235)
Recognized in profit or loss	311	689	701
Recognized in other comprehensive income	(38)	(54)	(177)
Other movements and effect of changes in foreign exchange rates	(161)	(56)	193
Ending balance	$ (8,828)	$ (8,939)	$ (9,518)